JANUARY 5, 1996

                         LET THE NUMBERS TELL THE STORY

WITH COMPLIMENTS OF UNITED SERVICES ADVISORS, INC., PLEASE FIND ENCLOSED THREE CHARTS COMPARING THE U.S. WORLD GOLD FUND TO ITS COMPETITION FOR THE PAST 1, 3 AND 5 YEARS.

       JOHANNA THORNBLAD, VICE PRESIDENT COMMUNICATIONS PH. (210) 308-1237

  STEPHANIE LINKOUS, ASSISTANT VICE PRESIDENT COMMUNICATIONS PH. (210) 308-1214

For a free prospectus containing more complete information including charges and expenses, call 1-800-US-FUNDS. Please read the prospectus carefully before investing. Investment returns and principal value will fluctuate so that you may have a gain or a loss when you sell shares. Past performance is no guarantee of future results. U.S. World Gold Fund average annual total returns through December 29, 1995: one year 15.92%; five year 10.97%; ten year 7.63%. U.S. stands for "United Services." This reprint is not a solicitation for any funds listed herein other than United Services Funds.

                (LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW)

--------------------------------------------------------------------------------
                U.S. WORLD GOLD VS. BENHAM, SCUDDER, & LEXINGTON
                            GOLD FUNDS        5 YEARS
--------------------------------------------------------------------------------
                              U.S. WORLD      BENHAM
                              GOLD FUND     GOLD FUND     LEXINGTON      SCUDDER
                              ---------     ---------     ---------      -------
DEC 90 ..............           100.00        100.00        100.00        100.00
Jan 91 ..............            87.95         82.57         88.47         89.80
Feb 91 ..............            92.37         89.84         95.43         94.85
Mar 91 ..............            91.77         88.13         94.04         92.97
Apr 91 ..............            89.86         84.92         93.64         90.79
May 91 ..............            93.88         88.13         96.62         93.66
Jun 91 ..............           100.80         95.08        101.79         97.92
Jul 91 ..............           101.10         93.16        100.99         97.13
Aug 91 ..............            91.06         83.42         90.66         90.89
Sep 91 ..............            92.47         83.96         92.84         90.79
Oct 91 ..............           101.81         89.30         98.01         95.54
Nov 91 ..............           102.41         90.80         99.80         96.93
Dec 91 ..............            97.99         88.76         93.84         93.07
Jan 92 ..............           100.40         90.58         93.84         93.76
Feb 92 ..............            99.00         86.93         90.03         91.09
Mar 92 ..............            92.07         79.11         87.22         86.34
Apr 92 ..............            83.33         75.68         85.62         81.88
May 92 ..............            90.06         81.68         90.43         87.13
Jun 92 ..............            95.28         86.93         91.43         90.99
Jul 92 ..............           100.80         92.08         91.43         95.54
Aug 92 ..............            98.39         89.83         87.82         90.99
Sep 92 ..............            98.39         88.97         85.01         90.99
Oct 92 ..............            94.38         85.22         78.80         88.22
Nov 92 ..............            86.45         76.32         73.18         82.77
DEC 92 ..............            93.37         81.08         74.99         84.55
Jan 93 ..............            88.96         78.61         74.18         83.56
Feb 93 ..............            96.18         87.09         79.65         88.91
Mar 93 ..............           107.33         98.69         92.01         97.13
Apr 93 ..............           122.99        111.90        103.77        106.24
May 93 ..............           139.56        124.57        121.40        118.12
Jun 93 ..............           146.49        132.52        123.63        120.20
Jul 93 ..............           174.10        142.72        136.20        130.50
Aug 93 ..............           160.34        131.66        117.55        121.09
Sep 93 ..............           140.26        115.12        107.62        110.45
Oct 93 ..............           163.35        134.77        120.79        123.09
Nov 93 ..............           160.34        134.88        121.40        122.08
Dec 93 ..............           177.21        146.94        140.83        134.87
Jan 94 ..............           183.33        147.26        138.79        140.02
Feb 94 ..............           173.80        139.84        129.81        135.18
Mar 94 ..............           174.10        142.64        130.83        139.32
Apr 94 ..............           160.14        126.08        124.30        130.83
May 94 ..............           167.77        133.82        128.59        135.48
Jun 94 ..............           156.93        126.51        125.32        127.70
Jul 94 ..............           157.13        125.22        130.02        127.40
Aug 94 ..............           164.36        132.75        138.59        130.22
Sep 94 ..............           174.20        148.44        152.26        137.98
Oct 94 ..............           166.97        133.93        145.32        131.08
Nov 94 ..............           143.88        116.30        127.16        117.81
DEC 94 ..............           146.89        122.01        130.40        120.49
Jan 95 ..............           131.43        107.47        109.72        106.08
Feb 95 ..............           134.24        114.37        113.41        108.04
Mar 95 ..............           149.70        131.70        122.01        120.08
Apr 95 ..............           153.82        129.87        124.67        125.01
May 95 ..............           153.51        133.86        122.41        127.17
Jun 95 ..............           158.73        133.97        123.64        132.42
Jul 95 ..............           165.66        134.83        129.78        134.89
Aug 95 ..............           170.18        136.23        130.40        134.17
Sep 95 ..............           170.08        137.63        131.22        130.78
Oct 95 ..............           151.71        119.00        119.55        122.87
Nov 95 ..............           165.66        132.24        125.08        129.84
DEC 95 ..............           170.28        133.21        127.74        119.96

Source:  Bridge Data Systems


                 (LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW)

--------------------------------------------------------------------------------
                U.S. WORLD GOLD VS. BENHAM, SCUDDER, & LEXINGTON
                            GOLD FUNDS        3 YEARS
--------------------------------------------------------------------------------
                              U.S. WORLD      BENHAM
                              GOLD FUND     GOLD FUND     LEXINGTON      SCUDDER
                              ---------     ---------     ---------      -------
DEC 92 ..............            93.37         81.08         74.99         84.55
Jan 93 ..............            88.96         78.61         74.18         83.56
Feb 93 ..............            96.18         87.09         79.65         88.91
Mar 93 ..............           107.33         98.69         92.01         97.13
Apr 93 ..............           122.99        111.90        103.77        106.24
May 93 ..............           139.56        124.57        121.40        118.12
Jun 93 ..............           146.49        132.52        123.63        120.20
Jul 93 ..............           174.10        142.72        136.20        130.50
Aug 93 ..............           160.34        131.66        117.55        121.09
Sep 93 ..............           140.26        115.12        107.62        110.45
Oct 93 ..............           163.35        134.77        120.79        123.09
Nov 93 ..............           160.34        134.88        121.40        122.08
Dec 93 ..............           177.21        146.94        140.83        134.87
Jan 94 ..............           183.33        147.26        138.79        140.02
Feb 94 ..............           173.80        139.84        129.81        135.18
Mar 94 ..............           174.10        142.64        130.83        139.32
Apr 94 ..............           160.14        126.08        124.30        130.83
May 94 ..............           167.77        133.82        128.59        135.48
Jun 94 ..............           156.93        126.51        125.32        127.70
Jul 94 ..............           157.13        125.22        130.02        127.40
Aug 94 ..............           164.36        132.75        138.59        130.22
Sep 94 ..............           174.20        148.44        152.26        137.98
Oct 94 ..............           166.97        133.93        145.32        131.08
Nov 94 ..............           143.88        116.30        127.16        117.81
DEC 94 ..............           146.89        122.01        130.40        120.49
Jan 95 ..............           131.43        107.47        109.72        106.08
Feb 95 ..............           134.24        114.37        113.41        108.04
Mar 95 ..............           149.70        131.70        122.01        120.08
Apr 95 ..............           153.82        129.87        124.67        125.01
May 95 ..............           153.51        133.86        122.41        127.17
Jun 95 ..............           158.73        133.97        123.64        132.42
Jul 95 ..............           165.66        134.83        129.78        134.89
Aug 95 ..............           170.18        136.23        130.40        134.17
Sep 95 ..............           170.08        137.63        131.22        130.78
Oct 95 ..............           151.71        119.00        119.55        122.87
Nov 95 ..............           165.66        132.24        125.08        129.84
DEC 95 ..............           170.28        133.21        127.74        119.96

Source:  Bridge Data Systems


                 (LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW)

--------------------------------------------------------------------------------
                U.S. WORLD GOLD VS. BENHAM, SCUDDER, & LEXINGTON
                            GOLD FUNDS        1 YEARS
--------------------------------------------------------------------------------
                              U.S. WORLD      BENHAM
                              GOLD FUND     GOLD FUND     LEXINGTON      SCUDDER
                              ---------     ---------     ---------      -------

DEC 94 ..............           146.89        122.01        130.40        120.49
Jan 95 ..............           131.43        107.47        109.72        106.08
Feb 95 ..............           134.24        114.37        113.41        108.04
Mar 95 ..............           149.70        131.70        122.01        120.08
Apr 95 ..............           153.82        129.87        124.67        125.01
May 95 ..............           153.51        133.86        122.41        127.17
Jun 95 ..............           158.73        133.97        123.64        132.42
Jul 95 ..............           165.66        134.83        129.78        134.89
Aug 95 ..............           170.18        136.23        130.40        134.17
Sep 95 ..............           170.08        137.63        131.22        130.78
Oct 95 ..............           151.71        119.00        119.55        122.87
Nov 95 ..............           165.66        132.24        125.08        129.84
DEC 95 ..............           170.28        133.21        127.74        119.96

Source:  Bridge Data Systems
